Material Related Party Transactions	6 Months Ended
Jun. 30, 2025
Material Related Party Transactions [Abstract]
Material related party transactions
9.	Material related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Company for the six months ended June 30, 2025 and 2024 consisted of:

Name of Related Parties	Relationship with the Company
Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”)	The former shareholder of Tiancheng Jinhui from June 18, 2020 to June 30, 2022. And as of December 31, 2023, Mr. Ruilin Xu still holds 48.62% equity interest in Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”). The Company provided advisory and transaction services for Tiancheng Capital.
Mr. Ruilin Xu	The Company’s Chief Executive Officer and director, paid certain professional fees or salaries on behalf of the company.
Mr. Zhiliang Hu	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co., Ltd.
Shenzhen CIC Consulting Co., Ltd.	Mr. Zhiliang Hu holds 30% equity interest in Shenzhen CIC Consulting Co., Ltd.
Shenzhen Zhongtou Shunshi Investment Management Co.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co., Ltd
Shenzhen Zhongtou Big Data Technology Co.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd.
Shenzhen Zhongtou Industrial Treasure Network Co.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Treasure Network Co. Ltd.
Infinity worldwide holding., Ltd.	Infinity worldwide holding., Ltd is the shareholders of the company and holds 2.847% interest rights.

Key management personnel compensation

	As of June 30,	As of June 30,
	2025	2024
Short-term employment benefits (excluding discretionary bonus)	94,374	134,885
Discretionary bonus	-	3,004
Share based payments	1,529,138	1,773,600

Except for the above, there is no other transactions between with the company and its related parties for the six months ended June 30, 2025 and 2024.

Balances with related parties

	June 30,	December 31,
	2025	2024
Accounts payable-related party
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$7,608	$17,673
Subtotal	7,608	17,673
Less: Total accounts payable-related party from discontinued operations	-	-
Total accounts payable-related party	$7,608	$17,673

Due from related parties *
Shenzhen CIC Consulting Co., Ltd.	$-	$217,651
Shenzhen Zhongtou Shunshi Investment Management Co.	-	113,801
Shenzhen Zhongtou Big Data Technology Co.	-	25,441
Mr. Zhiliang Hu	-	11,646
Shenzhen Zhongtou Industrial Treasure Network Co.	-	40,086
Subtotal	-	408,625
Less: Total due from related parties from discontinued operations	-	408,625
Total due from related parties	$-	$-

Due to related parties *
Mr. Ruilin Xu (the Company’s Chief Executive Officer)	$29,454	$28,907
Infinity worldwide holding ltd	120,674	120,674
Guangzhou Tiancheng Capital Management Group Co., Ltd.	69,798	68,500
Mr. Zhiliang Hu	-	616
Subtotal	219,926	218,697
Less: Total due to related parties from discontinued operations	-	616
Total due to related parties	$219,926	$218,081

*	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.